Intangible Assets Net (Tables)	12 Months Ended
Dec. 31, 2022
Intangible Assets Net [Abstract]
Schedule of Intangible Assets Net	Intangible assets, net, consists of the following:
	As of
	December 31, 2022	December 31, 2021
Software	1,414,291	$1,551,446
Subtotal	1,414,291	1,551,446
Less: accumulated amortization	(806,410)	(733,806)
Intangible asset, net	607,881	$817,640

Schedule of Future Estimated Amortization Expense of Intangible Assets	Future estimated amortization expense of intangible assets is as follows:
By December 31, 2023	$100,552
By December 31, 2024	93,173
By December 31, 2025	90,121
By December 31, 2026	86,667
By December 31, 2027	86,654
Thereafter	150,713
Total	$607,880